SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET
Consideration for sale of entire equity interest of its affiliate	$ 2,000,000
Gain on disposal of the equity interest of an affiliate	1,330,165
Impairment of long-lived assets
Impairment loss for long-lived assets included in selling, general and administrative expenses		3,695,805
Selling, General and Administrative Expenses
Impairment of long-lived assets
Impairment loss for long-lived assets included in selling, general and administrative expenses	$ 0	$ 3,695,805	$ 0
Prepaid Land Use Right
INTANGIBLE ASSETS, NET
Amortization period	50 years
Trademarks
INTANGIBLE ASSETS, NET
Amortization period	5 years
Computer software
INTANGIBLE ASSETS, NET
Amortization period	5 years